GOODWILL - Schedule of changes in carrying amount of goodwill (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
GOODWILL
Balance as of January 1	¥ 120,819,948	$ 17,517,246	¥ 100,231,487
Acquisitions			20,588,461
Impairment loss of goodwill	(91,236,480)	(13,228,046)	0
Balance as of December 31	¥ 29,583,468	$ 4,289,200	¥ 120,819,948